Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands, $ in Thousands			1 Months Ended			12 Months Ended				36 Months Ended
	Dec. 31, 2025 EUR (€)	Aug. 31, 2025	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Apr. 30, 2024 item	Dec. 31, 2025 EUR (€) GWh / yr	Dec. 31, 2025 USD ($) GWh / yr	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€) item
Reconciliation of changes in fair value measurement
Distributions to noncontrolling interests						€ 573,971		€ 313,691	€ 313,365
Transactions with noncontrolling interests without loss of control						(360,028)		(55,905)	(5,962)
Put option liabilities						364,649		155,850	39,474
Income tax expense						320,971		316,056	300,557
Assets at beginning of period						33,566,579		33,929,808
Assets at end of period	€ 31,002,333					31,002,333		33,566,579	33,929,808	€ 31,002,333
Liabilities at beginning of period						17,798,066
Liabilities at end of period	€ 16,719,524					16,719,524		17,798,066		16,719,524
InterWell Health LLC
Reconciliation of changes in fair value measurement
Ownership percentage	92.00%	75.00%
Noncontrolling interests
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control						(85,806)		(20,982)	(14,684)
Additional paid-in capital
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control						(274,222)		(34,923)	8,722
Retained earnings
Reconciliation of changes in fair value measurement
Put option liabilities						364,649		155,850	39,474
Shareholders of Interwell Health
Reconciliation of changes in fair value measurement
Settlement of put options held by non-physician investors			€ 311,614	$ 363,272
Distributions to noncontrolling interests						311,614
Increase (decrease) in put option liabilities						(312,941)
Income tax expense						(34,679)	$ (38,792)
Shareholders of Interwell Health | Noncontrolling interests
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control						(76,201)
Shareholders of Interwell Health | Additional paid-in capital
Reconciliation of changes in fair value measurement
Transactions with noncontrolling interests without loss of control						(235,413)
Shareholders of Interwell Health | Retained earnings
Reconciliation of changes in fair value measurement
Put option liabilities						€ 312,941
Maximum
Reconciliation of changes in fair value measurement
Term of virtual power purchase agreement					15 years
Germany
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item					2
Annual electricity production under VPPAs | GWh / yr						106	106
United States
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item					1
Annual electricity production under VPPAs | GWh / yr						423	423
Percentage of company's 2025 electricity consumption covered by vPPAs						50.00%	50.00%
European Union
Reconciliation of changes in fair value measurement
Percentage of company's 2025 electricity consumption covered by vPPAs						61.00%	61.00%
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Opening balance net assets (liabilities) January 1,						€ (25,394)
Settlements						10,867		460
Gain (loss) recognized in profit or loss						11,308		(24,959)
Foreign currency translation and other changes						1,486		(895)
Closing balance net assets (liabilities) December 31,	€ (1,733)					€ (1,733)		€ (25,394)		€ (1,733)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected electricity prices
Reconciliation of changes in fair value measurement
Increase in input	10.00%					10.00%		10.00%		10.00%
Decrease in input	10.00%					10.00%		10.00%		10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input						€ 24,356		€ 26,774
Sensitivity of derivatives embedded in vPPAs to decrease in input						€ (24,305)		€ (26,761)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected production volumes
Reconciliation of changes in fair value measurement
Increase in input	10.00%					10.00%		10.00%		10.00%
Decrease in input	10.00%					10.00%		10.00%		10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input						€ 155		€ (2,540)
Sensitivity of derivatives embedded in vPPAs to decrease in input						€ (155)		€ 2,540
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected interest rates
Reconciliation of changes in fair value measurement
Increase in input	1.00%					1.00%		1.00%		1.00%
Decrease in input	1.00%					1.00%		1.00%		1.00%
Sensitivity of derivatives embedded in vPPAs to increase in input						€ (183)		€ 2,247
Sensitivity of derivatives embedded in vPPAs to decrease in input						196		(2,507)
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period						29,154		32,002	42,793	€ 42,793
Increase						2,002		3,085	4,833
Gain / loss recognized in profit or loss						(14,487)		(7,773)	(14,340)
Foreign currency translation and other changes						(2,898)		1,840	(1,284)
Assets at end of period	€ 13,771					13,771		29,154	32,002	13,771
Other financial assets measured at FVPL | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period						142,264
Increase						7,808		41,225
Decrease						(22,855)		(2,292)
Reclassifications								90,457
Gain / loss recognized in profit or loss						(13,460)		4,987
Foreign currency translation and other changes						(14,603)		7,887
Assets at end of period	99,154					99,154		142,264		99,154
Acquisition Variable Payments Payable | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period						7,933		35,751	37,846	37,846
Increase						1,507		86	5,232
Decrease						(4,581)		(23,472)	(3,603)
Gain / loss recognized in profit or loss						(928)		(4,796)	(3,366)
Foreign currency translation and other changes						(669)		364	(358)
Liabilities at end of period	3,262					3,262		7,933	35,751	3,262
Put option liabilities
Reconciliation of changes in fair value measurement
Liabilities at beginning of period						1,299,117		1,372,008
Liabilities at end of period	793,043					793,043		1,299,117	1,372,008	793,043
Put option liabilities exercisable	438,740					438,740		527,592	563,692	€ 438,740
Number of put options exercised | item										47
Consideration for put options exercised										€ 81,325
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period						1,299,117		1,372,008	1,468,517	1,468,517
Increase						32,307		8,127	31,050
Decrease						(341,992)		(71,990)	(42,490)
Gain / loss recognized in equity						(54,964)		(91,987)	(28,034)
Foreign currency translation and other changes						(141,425)		82,959	(57,035)
Liabilities at end of period	€ 793,043					€ 793,043		€ 1,299,117	€ 1,372,008	€ 793,043
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input, liabilities	10.00%					10.00%				10.00%
Increase (decrease) in fair value due to increase in input, liabilities						€ 61,570
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%					1.00%				1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%					1.00%				1.00%